Borrowings and Derivative Liabilities - Schedule of Fair Value of the Derivative Liability (Details) - USD ($) $ in Thousands	Sep. 28, 2025	Dec. 29, 2024
Convertible July 2024 Notes [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Less Unamortized debt discount	$ (24,723)	$ (27,751)
Total carrying amount	80,757	77,287
Convertible July 2025 Note [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Less Unamortized debt discount	(3,627)
Total carrying amount	4,841
Convertible September 2024 Notes [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Less Unamortized debt discount	(62,536)	(73,688)
Total carrying amount	76,687	68,544
Convertible September 2025 Notes [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Less Unamortized debt discount	(17,782)
Total carrying amount	20,492
July 2024 Notes [Member] | Convertible July 2024 Notes [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Derivative liability	69,876	70,348
July 2024 Notes derivative liability [Member] | Convertible July 2024 Notes [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Derivative liability	35,604	34,690
July 2025 Note – related party [Member] | Convertible July 2025 Note [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Derivative liability	5,000
July 2025 Note derivative liability – related party [Member] | Convertible July 2025 Note [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Derivative liability	3,468
September 2024 Notes [Member] | Convertible September 2024 Notes [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Derivative liability	80,000	79,800
September 2024 Notes derivative liability [Member] | Convertible September 2024 Notes [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Derivative liability	59,223	62,432
September 2025 Notes [Member] | Convertible September 2025 Notes [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Derivative liability	22,000
September 2025 Notes derivative liability [Member] | Convertible September 2025 Notes [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Derivative liability	$ 16,274